Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to shareholder	$ (203)		$ (498)
Effect of dilution	0		0
Diluted net loss available to shareholders	$ (203)		$ (498)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	100		100
Diluted earnings per share:
Effect of dilution (in shares)	0		0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100		100
Basic loss per share (in dollars per share)	$ (2.03)		$ (4.98)
Diluted loss per share (in dollars per share)	$ (2.03)		$ (4.98)
Predecessor
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to shareholder		$ (296)		$ (477)
Effect of dilution		0		0
Diluted net loss available to shareholders		$ (296)		$ (477)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		504		504
Diluted earnings per share:
Effect of dilution (in shares)		0		0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)		504		504
Basic loss per share (in dollars per share)		$ (0.59)		$ (0.95)
Diluted loss per share (in dollars per share)		$ (0.59)		$ (0.95)